Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Results of all the operations which have been reclassified as discontinued
The following table summarizes the operating results, including gains or losses from dispositions, of all the operations which have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousands, except per share data):

	Year Ended December 31,
	2013	2012	2011
Consumer loan and credit services fees	$3,337	$5,308	$8,763
Consumer loan and credit services loss provision	(691)	(1,264)	(1,822)
Net revenue	2,646	4,044	6,941

Expenses and other (gain) loss:
Operating and administrative expenses	2,322	3,816	4,943
Depreciation and amortization	—	36	82
Loss (gain) on disposition of consumer loan stores	1,298	966	(9,965)
Gain on excess collections of notes receivable	—	—	(764)
Total expenses and other (gains)/losses	3,620	4,818	(5,704)
Income (loss) from discontinued operations before income taxes	(974)	(774)	12,645
Tax benefit (expense)	341	271	(5,000)
Income (loss) from discontinued operations, net of tax	$(633)	$(503)	$7,645
Income (loss) from discontinued operations (basic)	$(0.02)	$(0.02)	$0.24
Income (loss) from discontinued operations (diluted)	$(0.02)	$(0.02)	$0.24